Document And Entity Information	12 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Jun. 30, 2025
Entity Registrant Name	FIRST NORTHWEST BANCORP
Entity Central Index Key	0001556727
Amendment Flag	false